Cash and Interest Bearing Deposits with Banks (Tables)	12 Months Ended
Oct. 31, 2023
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Disclosure of Cash and Interest Bearing Deposits with Banks
Cash and Cash Equivalents

(Canadian $ in millions)	2023	2022
Cash and deposits with banks (1)	75,528	85,234
Cheques and other items in transit, net	2,406	2,232
Total cash and cash equivalents	77,934	87,466

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.